Employee compensation and benefits - Movement on HSBC share awards (Details) - Conditional share awards shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards outstanding at 1 Jan (in shares)	103,473	97,055
Additions during the year (in shares)	75,549	72,443
Released in the year (in shares)	(63,635)	(60,673)
Forfeited in the year (in shares)	(6,023)	(5,352)
Share awards outstanding at 31 Dec (in shares)	109,364	103,473
Weighted average fair value of awards granted (in dollars per share) | $ / shares	$ 6.49	$ 7.28